INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	23.00%
Foreign Tax Authority
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%			35.00%
Operating Loss Carryforwards	$ 4,500
Foreign Tax Authority | Minimum
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	22.00%
Foreign Tax Authority | IndefinitelyMember [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 1,700
Foreign Tax Authority | ByTaxYear2035 [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 2,800